Putnam Sustainable Leaders Fund*
* Prior to March 21, 2018, the fund was known as Putnam Multi-Cap Growth Fund. Fund Summary
Goal
Putnam Sustainable Leaders Fund seeks long-term capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Sustainable Leaders Fund	Class A		Class B		Class C		Class M	Class R	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Sustainable Leaders Fund		Class A		Class B		Class C		Class M		Class R		Class T		Class Y
Management fees	[1]	0.51%		0.51%		0.51%		0.51%		0.51%		0.51%		0.51%
Distribution and service (12b-1) fees		0.25%		1.00%		1.00%		0.75%		0.50%		0.25%
Other expenses		0.24%	[2]	0.24%	[2]	0.24%	[2]	0.24%	[2]	0.24%	[2]	0.24%	[3]	0.24%	[2]
Total annual fund operating expenses		1.00%		1.75%		1.75%		1.50%		1.25%		1.00%		0.75%
[1]	Management fees reflect a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of the Russell 3000 Growth Index. For the most recent fiscal year, the fund's base management fee prior to any performance adjustment was 0.555%.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[3]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, as restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Sustainable Leaders Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	671	875	1,096	1,729
Class B	678	851	1,149	1,864
Class C	278	551	949	2,062
Class M	497	807	1,140	2,078
Class R	127	397	686	1,511
Class T	349	560	789	1,444
Class Y	77	240	417	930

Expense Example, No Redemption - Putnam Sustainable Leaders Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	178	551	949	1,864
Class C	178	551	949	2,062

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 76%.

Effective March 21, 2018, the fund’s investment strategy was changed to incorporate sustainability criteria, as described below. Implementing these changes in the fund’s portfolio will result in certain brokerage commission and other transaction costs, which are expected to be incurred largely in March 2018. Depending on market conditions at that time, these changes could also result in realization of capital gains.

Investments, risks, and performance Investments
We invest mainly in common stocks of U.S. companies of any size, with a focus on companies that we believe exhibit a commitment to sustainable business practices. Stocks of companies that exhibit a commitment to sustainable business practices are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We consider, among other factors, a company’s sustainable business practices (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also invest in non-U.S. companies.

Sustainable investing. We believe that companies that exhibit leadership in sustainable business practice also often exhibit more profitable, durable financial returns with lower risk profiles. Accordingly, in selecting investments, we focus on companies that we believe have a demonstrated commitment to sustainable business practices. This commitment may be reflected through environmental, social and/or corporate governance (ESG) policies, practices or outcomes.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions, changes in government intervention in the financial markets, and factors related to a specific issuer, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. These risks are generally greater for small and midsize companies. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

Investing with a focus on companies that exhibit a commitment to sustainable business practices may cause the fund to forego otherwise attractive investment opportunities or may increase or decrease the fund’s exposure to certain types of companies and, therefore, to underperform funds that do not invest with a similar focus. In evaluating an investment opportunity, we may make investment decisions based on information and data that is incomplete or inaccurate. In addition, a company’s business practices may change over time. As a result of these possibilities, the fund may temporarily hold securities that are inconsistent with the fund’s sustainable investment criteria.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before March 21, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q1 2012 17.95% Worst calendar quarter Q4 2008 −22.04%
Average annual total returns after sales charges (for periods ending 12/31/17)
Average Annual Total Returns - Putnam Sustainable Leaders Fund		1 Year	5 Years	10 Years
Class A		21.63%	15.03%	8.00%
Class A | after taxes on distributions		20.25%	13.43%	7.23%
Class A | after taxes on distributions and sale of fund shares		13.34%	11.75%	6.35%
Class B		23.08%	15.31%	7.99%
Class C		27.09%	15.54%	7.83%
Class M		23.91%	15.00%	7.71%
Class R		28.73%	16.11%	8.37%
Class T	[1]	25.82%	15.82%	8.37%
Class Y		29.39%	16.70%	8.91%
Russell 3000 Index (no deduction for fees, expenses or taxes)	[2]	29.59%	17.16%	9.93%
[1]	Class T shares were not outstanding during the periods shown. Performance shown for class T shares is derived from the historical performance of class A shares, adjusted for the lower initial sales charge currently applicable to class T shares.
[2]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell(R) is a trademark of Frank Russell Company.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.